Currency translation rates	12 Months Ended
Dec. 31, 2025
Foreign Exchange Rates [Line Items]
Currency translation rates
Note 31
Currency translation rates
The
following
table
shows
the
rates
of
the
main
currencies
used
to
translate
the
financial
information
of
UBS
AG’s
operations with a functional currency other than the US dollar into US dollars.
Currency translation rates
Closing exchange rate Average rate
1
As of For the year ended
31.12.25 31.12.24 31.12.25 31.12.24 31.12.23
1 CHF 1.26 1.10 1.21 1.13 1.11
1 EUR 1.17 1.04 1.13 1.08 1.08
1 GBP 1.35 1.25 1.33 1.28 1.25
100 JPY 0.64 0.63 0.67 0.66 0.71
1 Monthly income statement items
of operations with a functional
currency other than the US dollar
are translated into US dollars
using month-end rates.
Disclosed average rates for
a year represent an average
of
twelve month-end rates, weighted according to the income and expense volumes of all operations of UBS AG with the
same functional currency for each month. Weighted average rates for individual business divisions
may deviate from the weighted average rates for UBS AG.